Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
23.	Commitments and Contingencies

(a)	Operating lease commitments
The Group leases office space under operating leases. Future minimum lease payments under non-cancellable
operating leases with initial terms in excess of one year consisted of the following as of December 31, 2020:

	RMB	US$
2021	8,371	1,283
2022	8,767	1,344
2023	4,486	688
2024	327	50
20 25	80	12
202 6 and thereafter	294	45

Total	22,325	3,422

Total rental expenses for all operating leases amounted to RMB9,492, RMB8,455 and RMB9,019 (US$1,382), for the years ended December 31, 2018, 2019 and 2020, respectively.

(b)	Contingencies
The Group is subject to legal and regulatory actions that arise from time to time. The assessment as to whether a loss is probable or reasonably possible, and as to whether such loss or a range of such loss is estimable, often involves significant judgment about future events, and the outcome of litigation is inherently uncertain. Other than as described below, the Group is currently not in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.
Shareholder Securities Litigation
Between February 17 and 26, 2021, three federal securities class action lawsuits (captioned
Amberber v. EHang Holdings Limited, et al
., Case No. 1:21-cv-01392-GBD (S.D.N.Y., filed Feb. 17, 2021),
Chaumont v. EHang Holdings Limited, et al.,
Case No. 1:21-cv-01526-GBD (S.D.N.Y., filed Feb. 19, 2021), and
Klein v. EHang Holdings Limited, et al.,
Case No. 2:21-cv-01811-JFW-PVC (C.D. Cal., filed Feb. 26, 2021)) were filed by purported shareholders in federal court. The complaints generally allege that the Company and certain of its officers made false and misleading statements regarding the status of its urban air mobility business, its international and domestic regulatory approvals, its relationships with major customers, and its manufacturing facilities. The complaints name as defendants the Company and certain of its officers. In addition to costs and attorneys’ fees, the complaints seek compensatory and punitive damages. The Company intends to vigorously defend itself.
Given the uncertainty of litigation, the preliminary stage of the cases, and the legal standards that must be met for, among other things, class certification and success on the merits, the Company is unable to evaluate the probability of the outcome and estimate the amount or range of potential loss, if any, associated with these lawsuits, which could be material.